Share-Based Payments - Total Cost of the Outstanding Share-Based Payments (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payments
Share-based payments	kr 1,531	kr 876	kr 267
Provisions attributable to changes in social security costs (Share-based payments)	(1,614)	297	207
Total	kr (83)	kr 1,173	kr 474